LVIP American Growth-Income Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	30,921,531	$2,007,425,798
Total Investment Company (Cost $1,545,943,304)		2,007,425,798

TOTAL INVESTMENTS–100.05% (Cost $1,545,943,304)	2,007,425,798
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,024,758)
NET ASSETS APPLICABLE TO 61,814,328 SHARES OUTSTANDING–100.00%	$2,006,401,040

✢Class 1 shares.
LVIP American Growth-Income Fund–1